DWS New York Tax-Free Income Fund Expense Example - Class ACIS [Member] - DWS New York Tax-Free Income Fund	Nov. 21, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 364
Expense Example, with Redemption, 3 Years	585
Expense Example, with Redemption, 5 Years	824
Expense Example, with Redemption, 10 Years	1,509
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	268
Expense Example, with Redemption, 3 Years	564
Expense Example, with Redemption, 5 Years	986
Expense Example, with Redemption, 10 Years	1,950
INST Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	249
Expense Example, with Redemption, 5 Years	447
Expense Example, with Redemption, 10 Years	1,020
Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	247
Expense Example, with Redemption, 5 Years	443
Expense Example, with Redemption, 10 Years	$ 1,009